Consolidated Statements of Changes in Shareholders' Equity (Unaudited) (USD $) In Thousands	Total	Share Capital	Non-controlling Interest	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Treasury Shares	Retained Earnings	Total Taro Shareholders' Equity
Beginning balance at Dec. 31, 2010	$ 384,513	$ 680	$ 3,201	$ 244,668	$ 24,186	$ (1,329)	$ 113,107	$ 381,312
Beginning balance, shares at Dec. 31, 2010		43,018
Exercise of options and issuance of shares of ESPP, shares		33
Exercise of options and issuance of shares of ESPP	300			300				300
Issuance of shares to Sun and exercise of Sun warrants, shares		1,425
Issuance of shares to Sun and exercise of Sun warrants	8,550			8,550				8,550
Share-based compensation	59			59				59
Comprehensive income (loss), net of tax:	(5,637)				(5,637)			(5,637)
Net income	183,278		598				182,680	182,680
Ending balance at Dec. 31, 2011	571,063	680	3,799	253,577	18,549	(1,329)	295,787	567,264
Ending balance, shares at Dec. 31, 2011		44,476
Exercise of options and issuance of shares of ESPP, shares		1
Exercise of options and issuance of shares of ESPP	7			7				7
Comprehensive income (loss), net of tax:	4,485				4,485			4,485
Net income	47,403		151				47,252	47,252
Ending balance at Mar. 31, 2012	$ 622,958	$ 680	$ 3,950	$ 253,584	$ 23,034	$ (1,329)	$ 343,039	$ 619,008
Ending balance, shares at Mar. 31, 2012		44,477